Intangible assets and goodwill - Useful Life and Net Value of Intangible Assets and Goodwill (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	$ 2,553,052	$ 167,968	$ 155,874
Goodwill	958	948	958
Total intangible assets and goodwill	2,554,010	168,916	156,832
IT programs | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	11,913	8,430
Total intangible assets and goodwill	11,913	8,430	3,190
Mining rights | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	133,073	133,119
Total intangible assets and goodwill	133,073	133,119	134,924
Water rights and rights of way | Indefinite
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	4,909	4,909
Total intangible assets and goodwill	4,909	4,909	4,909
Water rights | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	0	3,791
Total intangible assets and goodwill	0	3,791	7,580
Intellectual property | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	11,732	14,761
Total intangible assets and goodwill	11,732	14,761	5,201
Corfo contract | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	2,388,252
Total intangible assets and goodwill	2,388,252	0	0
Other intangible assets | Intangible assets other than goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Intangible assets other than goodwill	3,173	2,958
Total intangible assets and goodwill	3,173	2,958	$ 70
Goodwill
Disclosure Of Intangible Assets And Goodwill [Line Items]
Goodwill	$ 958	$ 948